Cash and cash equivalents - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash and cash equivalents	$ 1,274	$ 460